Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2010
Stock Incentive Plans (Tables) [Abstract]
Fair value of each option grant estimated on weighted-average assumptions:

	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Dividend yield(1)	6.28%	7.35%	6.47%
Expected volatility	34.08%	29.40%	20.50%
Risk-free interest rate	3.23%	2.33%	3.42%
Expected life (in years)	7.0	7.0	6.5
Weighted-average fair value(1)	$7.82	$4.38	$6.25

(1)	Certain options granted to employees in 2008 include dividend equivalent rights. The fair value of options with DERs also includes the net present value of projected future dividend payments over the expected life of the option discounted at the dividend yield rate.

Summary of stock options activity

	Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008
	Number of	Weighted	Number of	Weighted	Number of	Weighted
	Shares	Average	Shares	Average	Shares	Average
Stock Options	(000’s)	Exercise Price	(000’s)	Exercise Price	(000’s)	Exercise Price
Options at beginning of year	1,062	$$37.71	817	$38.29	637	$35.54
Options granted	280	43.29	366	37.00	307	40.83
Options exercised	(129)	33.58	(96)	38.22	(119)	29.83
Options terminated	(6)	37.82	(25)	44.50	(8)	42.00

Options at end of period	1,207	$$39.45	1,062	$$37.71	817	$$38.29

Options exercisable at end of period	440	$37.76	388	$35.85	281	$33.94
Weighted average fair value of options granted during the period		$$7.82		$$4.38		$$6.25

Non-vested stock incentive awards

	Stock Options		Restricted Stock
	Number of	Weighted Average	Number of	Weighted Average
	Shares	Grant Date	Shares	Grant Date
	(000’s)	Fair Value	(000’s)	Fair Value
Non-vested at December 31, 2009	675	$5.44	405	$40.26
Vested	(181)	5.91	(232)	42.02
Granted	280	7.82	249	43.28
Terminated	(6)	7.06	(2)	38.07

Non-vested at December 31, 2010	768	$6.19	420	$41.09

Summary of stock options outstanding

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Range of Per Share Exercise Prices	(thousands)	Exercise Price	Contract Life	(thousands)	Exercise Price	Contract Life
$20-$30	31	$25.67	2.7	31	$25.67	2.7
$30-$40	575	36.70	7.5	264	36.38	5.9
$40+	601	42.80	8.8	145	42.90	7.6

Totals	1,207	$$39.45	8.0	440	$$37.76	6.2

Aggregate intrinsic value	$9,892,000			$4,344,000